Notes Payable - Related Party (Details Narrative) (10-Q) - USD ($)							1 Months Ended	12 Months Ended
	May 03, 2019	May 03, 2019	Apr. 30, 2019	Mar. 31, 2019	Mar. 25, 2019	Mar. 15, 2019	May 31, 2019	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	Jun. 05, 2019	Mar. 29, 2019	Sep. 27, 2018
Payment of note payable related party					$ 500,000			$ 9,900,000	$ 960,000	$ 75,000
Increase in interest rate								9.00%
Accrued interest				$ 22,196				$ 22,196				$ 18,226	$ 52,065
Purchase of equipment														$ 6,124,005
Jageman Stamping Company's [Member]
Purchase of equipment						$ 26,900,000
Purchase of note				9,900,000	500,000			9,900,000
Jageman Stamping Company's [Member] | Equipment [Member]
Purchase of equipment				18,869,541		18,869,541		18,869,541
Jageman Stamping Company's [Member]
Payment of note payable related party				9,900,000	500,000			$ 10,400,000
Debt instrument maturity date description								On April 30, 2019, the original due date of the note was subsequently extended to April 1, 2020.
Promissory Note [Member]
Debt interest rate	2.56%	2.56%	4.60%
Increase in interest rate			9.00%
Debt instrument, maturity date	Aug. 03, 2019		Apr. 01, 2020
Promissory Note [Member] | Shareholder [Member]
Debt interest rate	2.56%	2.56%
Purchase of note	$ 375,000	$ 375,000
Debt instrument, maturity date		Aug. 03, 2019
Promissory Note [Member] | Jageman Stamping Company's [Member]
Payment of note payable related party				9,900,000	$ 500,000	$ 10,400,000	$ 1,500,000
Debt instrument maturity date description						On April 30, 2019, the original due date of the note was subsequently extended to April 1, 2020.
Debt interest rate						4.60%
Increase in interest rate						9.00%
Accrued interest				$ 22,196				$ 22,196			$ 127,036